UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from February 1, 2026 to February 28, 2026

Commission File Number of issuing entity:  333-262471-02
Central Index Key Number of issuing entity:  0001979860

BMW VEHICLE OWNER TRUST 2023-A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-262471
Central Index Key Number of depositor:  0001136586

BMW FS SECURITIES LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541188

BMW FINANCIAL SERVICES NA, LLC
(Exact name of sponsor as specified in its charter)

Mark Redman, (201) 307-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

93-6392384
22-2013053
(I.R.S. Employer Identification No.)

c/o BMW Financial Services NA, LLC 200 BMW Drive Woodcliff Lake, New Jersey (Address of principal executive offices of the issuing entity)	07677 (Zip Code)

201-307-4000
(Telephone number including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Fixed Rate Class A-1 Notes	☐	☐	☒
Fixed Rate Class A-2a Notes	☐	☐	☒
Floating Rate Class A-2b Notes	☐	☐	☒
Fixed Rate Class A-3 Notes	☐	☐	☒
Fixed Rate Class A-4 Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.  Yes ☒  No ☐

PART I — DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of BMW Vehicle Owner Trust 2023-A is set forth in the Statement relating to the March 25, 2026 distribution, which is attached as Exhibit 99.1.

There is no activity to report under Rule 15Ga-1(a) under the Securities Exchange Act of 1934 with respect to BMW Vehicle Owner Trust 2023-A for the distribution period commencing on February 1, 2026 and ending on February 28, 2026.  BMW Financial Services NA, LLC (Central Index Key Number: 0001541188), as securitizer, most recently filed a Form ABS-15G on February 13, 2026 with respect to all asset-backed securities sponsored by it, including those securities issued by BMW Vehicle Owner Trust 2023-A.

Item 1A.    Asset-Level Information.

The Asset Data File and Asset Related Document filed as Exhibit 102 and Exhibit 103, respectively, to the Form ABS-EE filed by BMW Vehicle Owner Trust 2023-A on April 2, 2026 with respect to the distribution period commencing on February 1, 2026 and ending on February 28, 2026 are hereby incorporated by reference into this Form 10-D.

Item 2.   Legal Proceedings

The following paragraph is disclosure received from Wilmington Trust, National Association (“WTNA”), which serves as owner trustee.

On February 3, 2026, certain investors served WTNA with a civil complaint, filed in the Supreme Court of the State of New York, County of New York, for an unspecified amount of damages arising from alleged breaches of contract and duties related to WTNA’s roles as custodian and indenture trustee for certain Tricolor Holdings, LLC asset-backed securitization transactions.  The plaintiffs generally assert causes of action related to WTNA’s purported failure to comply with certain provisions related to waterfall payments, servicing transition costs and post-event of default duties and related to WTNA’s purported failure to perform certain actions as custodian with respect to the related receivables. WTNA intends to vigorously defend itself against this legal action.  WTNA does not believe that the ultimate resolution of this proceeding, or any other proceedings, would be material to the security holders.

PART II — OTHER INFORMATION

Item 10.  Exhibits.

Exhibit 99.1	Statement relating to the March 25, 2026 distribution.

Exhibit 102
Asset Data File for the distribution period commencing on February 1, 2026 and ending on February 28, 2026 (included in Exhibit 102 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2023-A with the Commission on April 2, 2026, which is incorporated by reference herein).

Exhibit 103
Asset Related Document for the distribution period commencing on February 1, 2026 and ending on February 28, 2026 (included in Exhibit 103 to the Form ABS-EE filed by BMW Vehicle Owner Trust 2023-A with the Commission on April 2, 2026, which is incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  April 2, 2026
BMW VEHICLE OWNER TRUST 2023-A
     (Issuing Entity)

By:  BMW Financial Services NA, LLC,
       solely as servicer

By:    /s/ Tobias Essig
Name:     Tobias Essig
Title:         Vice President - Finance & Chief Financial Officer